EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2021-1
Start - End Dates:	04/2019 - 11/2020
Deal Loan Count:	99

Loan Level Tape Compare Upload

Loan Number	Field Name	Tape Data	Reviewer Data
735954	Borrower 2 Self Employed Flag	No	Yes
735975	Documentation Type	Asset Depletion	No Ratio
738009	Documentation Type	Alt Doc	No Ratio
739779	Loan Purpose	Rate and Term Refi	Cashout Refi
739786	Borrower 1 Self Employed Flag	No	Yes
739786	Debt to Income Ratio (Back)	46.9570	42.4400
739786	Debt to Income Ratio (Front)	35.3300	30.8129
740961	Documentation Type	Alt Doc	No Ratio
741615	Debt to Income Ratio (Front)	37.6570	28.9104
742560	Documentation Type	Alt Doc	No Ratio
742562	Documentation Type	Alt Doc	No Ratio
743552	Borrower 1 Self Employed Flag	No	Yes
743552	Debt to Income Ratio (Back)	16.2200	12.3570
743552	Debt to Income Ratio (Front)	15.0240	11.1610
743563	Borrower 2 Self Employed Flag	No	Yes
743568	Debt to Income Ratio (Back)	41.8870	31.3120
743568	Debt to Income Ratio (Front)	41.8870	31.3120
744814	Combined LTV	65	69
744814	Original LTV	65	69
748366	Debt to Income Ratio (Back)	44.1180	33.3387
748366	Debt to Income Ratio (Front)	40.6700	29.7996
748126	Original Appraised Value	xxxxxx	xxxxxx
748132	Combined LTV	64	45
748132	Original Appraised Value	xxxxxx	xxxxxx
748132	Original LTV	64	45
748135	Representative Credit Score for Grading	704	714
748137	Disbursement Date	xxxxxx	xxxxxx
748143	Original Appraised Value	xxxxxx	xxxxxx
748145	Disbursement Date	xxxxxx	xxxxxx
748148	Disbursement Date	xxxxxx	xxxxxx
748150	Original Appraised Value	xxxxxx	xxxxxx
748155	Original Appraised Value	xxxxxx	xxxxxx
748156	Representative Credit Score for Grading	680	679
748157	Original Appraised Value	xxxxxx	xxxxxx
748157	Representative Credit Score for Grading	680	679
748159	Loan Purpose	Rate and Term Refi	Cashout Refi
748164	Disbursement Date	xxxxxx	xxxxxx
748166	Disbursement Date	xxxxxx	xxxxxx
748168	Disbursement Date	xxxxxx	xxxxxx
748169	Disbursement Date	xxxxxx	xxxxxx
748172	Disbursement Date	xxxxxx	xxxxxx
734246	Next Rate Change Date	xxxxxx	xxxxxx
734246	Rate Change Frequency(Months)	60	12 Months
738492	Original P&I	2317.17	2317.77
747113	Original P&I	19778.48	15316.69
747452	Original P&I	7143.02	5587.81
747453	Original P&I	5204.55	4268.83
747555	Original P&I	2878.17	1971.74
747555	Representative Credit Score for Grading	677	679
747603	Original P&I	14366.80	11582.90
747645	Original P&I	7807.64	7046.40
747645	Representative Credit Score for Grading	701	758
747727	Original P&I	2673.81	2096.28
748191	Original P&I	3384.09	2779.17
724052	Documentation Type	Full Doc	Alt Doc/Bank Statements
724052	Lender Application Date	xxxxxx	xxxxxx
724052	Property Type	Multi-Family	3 Family

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